OTHER EXPENSE/(INCOME) (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule Of Other Income
Other expense/(income) includes the following components:

	For the Years Ended December 31,
	2019	2018
Loss/(gain) on disposal of assets	165	(305)
Gain on reduction of asset retirement obligations	(179)	(3,080)
Corporate office relocation costs	7,221	—
Other expense/(income)	4,358	(218)
	$11,565	$(3,603)